Sales and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Sales and Marketing Expenses [Abstract]
Schedule of sales and Marketing Expenses
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Share based payment	501	1,186	-
Salary and related expenses	287	220	-
Professionals’ fees	521	520	-
Other	16	25	-
	1,325	1,951	-